Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
Net sales	$ 2,900,117	$ 3,364,930	$ 3,198,951
Operating costs and expenses:
Cost of sales (exclusive of depreciation shown separately below)	2,307,393	2,924,920	2,607,556
Selling, general and administrative	257,529	298,386	292,630
Depreciation and amortization	138,168	149,904	158,368
Legal judgment gain, net of expenses	(9,257)
Impairment of goodwill	66,121		535,227
Restructuring	25,340	31,098	40,069
Loss on sale of assets and businesses	56,916	235,301	30,741
Operating Expenses	2,842,210	3,639,609	3,664,591
Operating income (loss)	57,907	(274,679)	(465,640)
Non-service defined benefit income	(40,587)	(56,726)	(97,079)
Interest expense and other, net	122,129	114,619	99,442
Loss from continuing operations before income taxes	(23,635)	(332,572)	(468,003)
Income tax expense (benefit)	5,798	(5,426)	(36,457)
Net loss	$ (29,433)	$ (327,146)	$ (431,546)
Loss per share—basic:
Net loss	$ (0.58)	$ (6.58)	$ (8.73)
Weighted average common shares outstanding—basic	50,494	49,698	49,442
Loss per share—diluted:
Net loss	$ (0.58)	$ (6.58)	$ (8.73)
Weighted average common shares outstanding—diluted	50,494	49,698	49,442